LEASES - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Operating Leases
2024	$ 7,487
2025	6,869
2026	4,486
2027	213
2028	5
Total future minimum lease payments	19,060
Less imputed interest	(2,088)
Total	$ 16,972
Operating Leases
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Accrued expenses and other current liabilities	$ 6,604	$ 7,409
Operating lease liabilities	10,368	$ 17,179
Total	$ 16,972